Right-of-Use Assets - Schedule of Right-of-Use Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Cost [Member]
Cost
Right of use asset at, beginning	RM 1,866,826		RM 1,866,826
Additions	2,446,313
Disposal of controlling in subsidiaries	(275,542)
Right of use asset at, ending	4,037,597		1,866,826
Ending balance (in Dollars)	4,037,597		1,866,826
Cost [Member] | Office premises [Member]
Cost
Right of use asset at, beginning	1,591,284		1,591,284
Additions	2,446,313
Disposal of controlling in subsidiaries
Right of use asset at, ending	4,037,597		1,591,284
Ending balance (in Dollars)	4,037,597		1,591,284
Cost [Member] | Motor vehicles [Member]
Cost
Right of use asset at, beginning	275,542		275,542
Additions
Disposal of controlling in subsidiaries	(275,542)
Right of use asset at, ending			275,542
Ending balance (in Dollars)			275,542
Accumulated depreciation [Member]
Cost
Right of use asset at, beginning	1,327,383		662,885
Disposal of controlling in subsidiaries	(55,108)
Right of use asset at, ending	1,921,366		1,327,383
Ending balance (in Dollars)	1,921,366		1,327,383
Accumulated depreciation
Charges	649,091		664,498
Accumulated depreciation [Member] | Office premises [Member]
Cost
Right of use asset at, beginning	1,272,275		635,331
Disposal of controlling in subsidiaries
Right of use asset at, ending	1,921,366		1,272,275
Ending balance (in Dollars)	1,921,366		1,272,275
Accumulated depreciation
Charges	649,091		636,944
Accumulated depreciation [Member] | Motor vehicles [Member]
Cost
Right of use asset at, beginning	55,108		27,554
Disposal of controlling in subsidiaries	(55,108)
Right of use asset at, ending			55,108
Ending balance (in Dollars)			55,108
Accumulated depreciation
Charges			27,554
Carrying amount [Member]
Cost
Right of use asset at, beginning			539,443
Right of use asset at, ending	2,116,231	$ 502,345
Ending balance (in Dollars)	2,116,231
Carrying amount [Member] | Office premises [Member]
Cost
Right of use asset at, beginning			319,009
Right of use asset at, ending	2,116,231	502,345
Ending balance (in Dollars)	2,116,231
Carrying amount [Member] | Motor vehicles [Member]
Cost
Right of use asset at, beginning			RM 220,434
Right of use asset at, ending
Ending balance (in Dollars)